Segment and Geographic Information (Net Interest Revenue) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Retail [Member] USD ($)	Mar. 31, 2011 Retail [Member] JPY (¥)	Mar. 31, 2010 Retail [Member] JPY (¥)	Mar. 31, 2009 Retail [Member] JPY (¥)	Mar. 31, 2011 Asset Management [Member] USD ($)	Mar. 31, 2011 Asset Management [Member] JPY (¥)	Mar. 31, 2010 Asset Management [Member] JPY (¥)	Mar. 31, 2009 Asset Management [Member] JPY (¥)	Mar. 31, 2011 Wholesale [Member] USD ($)	Mar. 31, 2011 Wholesale [Member] JPY (¥)	Mar. 31, 2010 Wholesale [Member] JPY (¥)	Mar. 31, 2009 Wholesale [Member] JPY (¥)	Mar. 31, 2011 Other (Inc. elimination) [Member] USD ($)	Mar. 31, 2011 Other (Inc. elimination) [Member] JPY (¥)	Mar. 31, 2010 Other (Inc. elimination) [Member] JPY (¥)	Mar. 31, 2009 Other (Inc. elimination) [Member] JPY (¥)
Non-interest revenue	$ 12,763	¥ 1,056,285	¥ 1,112,034	¥ 356,292	$ 4,705	¥ 389,404	¥ 384,816	¥ 287,750	$ 922	¥ 76,269	¥ 68,280	¥ 56,463	$ 6,454	¥ 534,094	¥ 763,567	¥ (146,522)	$ 682	¥ 56,518	¥ (104,629)	¥ 158,601
Net interest revenue	1,103	91,309	29,381	(20,528)	37	3,029	3,456	4,107	54	4,475	2,085	3,326	1,165	96,442	25,964	(17,108)	(153)	(12,637)	(2,124)	(10,853)
Net revenue	13,866	1,147,594	1,141,415	335,764	4,742	392,433	388,272	291,857	976	80,744	70,365	59,789	7,619	630,536	789,531	(163,630)	529	43,881	(106,753)	147,748
Non-interest expenses	12,535	1,037,443	1,045,575	1,092,892	3,519	291,245	274,915	273,620	673	55,691	51,771	52,409	7,538	623,819	614,349	553,695	805	66,688	104,540	213,168
Income (loss) before income taxes	$ 1,331	¥ 110,151	¥ 95,840	¥ (757,128)	$ 1,223	¥ 101,188	¥ 113,357	¥ 18,237	$ 303	¥ 25,053	¥ 18,594	¥ 7,380	$ 81	¥ 6,717	¥ 175,182	¥ (717,325)	$ (276)	¥ (22,807)	¥ (211,293)	¥ (65,420)